Trade Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023
Trade and other current receivables [abstract]
Trade receivables	$ 13,591	$ 31,951
Less: Allowance for expected credit losses	(124)	(3)	$ (6)	$ (6)
Total trade receivables	$ 13,467	$ 31,948